Schedule of aggregate remuneration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Staff Numbers And Costs
Salaries, wages and incentives	$ 1,025	$ 2,045	$ 5,465
Social security costs	21	362	430
Pension contributions	35	175	369
Short-term compensated absences	8	39	366
Total	$ 1,089	$ 2,621	$ 6,630